ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll expenses	$ 2,591	$ 3,445
Retainage due to contractors	100	199
Employee termination costs	875	1,750
Guarantee deposits from original shareholders of acquired subsidiaries	1,394	1,358
Income tax payable	2,922	5,406
Other taxes payable	2,877	2,326
Amounts due to original shareholders of acquired subsidiaries	1,331	1,345
Accrued water resource fee	1,219	1,496
Loans from third parties	4,330	13,627
Interest payable	575	1,260
Accrued dam and reservoirs repair fee	851	1,424
Reservoir maintenance fund	2,338	1,905
Advance from customers	23	1,014
Deposits from third parties		716
Accrued audit fee	543	650
Accrued settlement costs for legal proceedings	579
Land compensation costs	624	959
Service fee payable	1,347	1,036
Other liabilities	3,553	3,909
Total	$ 28,072	$ 43,825